ADVANCED SERIES TRUST

AST Academic Strategies Asset Allocation Portfolio
AST AQR Emerging Markets Equity Portfolio
AST J.P. Morgan Global Thematic Portfolio
AST J.P. Morgan Strategic Opportunities Portfolio

Supplement dated May 5, 2016 to the

Currently Effective Prospectus and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Advanced Series Trust (AST) Prospectus and Statement of Additional Information (SAI) and should be retained for future reference. The portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the AST Prospectus and SAI.

A.	AST Academic Strategies Asset Allocation Portfolio – Portfolio Manager Replacement

Effective immediately, Jacques A. Friedman, MS, will join Ronen Israel, MA, as portfolio manager for the sleeve of the AST Academic Strategies Asset Allocation Portfolio (the Academic Strategies Portfolio) subadvised by AQR Capital Management, LLC. Lars N. Nielsen, MSc, will no longer serve as portfolio manager.

To reflect this change, the Prospectus and SAI are hereby revised as follows, effective immediately:

1.	All references and information pertaining to Lars N. Nielsen, MSc with respect to the Academic Strategies Portfolio are hereby deleted from the Prospectus and SAI.

2.	The table in the “Summary: AST Academic Strategies Asset Allocation Portfolio – Management of the Portfolio” section of the AST Prospectus is hereby revised by removing all references to Mr. Nielsen with respect to the Academic Strategies Portfolio and substituting it with the information set forth below:

Investment Managers	Subadvisers	Portfolio Managers	Title	Service Date
Prudential Investments LLC	AQR Capital Management, LLC	Jacques A. Friedman, MS	Principal	May 2016
AST Investment Services, Inc.

3.	The section of the AST Prospectus entitled “HOW THE TRUST IS MANAGED – PORTFOLIO MANAGERS – AST Academic Strategies Asset Allocation Portfolio” is hereby revised by replacing the section entitled “AQR Capital Management, LLC and CNH Partners, LLC: Diversified Arbitrage Segment” with the information set forth below:

AQR Capital Management, LLC and CNH Partners, LLC: Diversified Arbitrage Segment. The portfolio managers of AQR responsible for oversight of the diversified arbitrage segment of the Academic Strategies Portfolio are Ronen Israel and Jacques A. Friedman. The portfolio managers of CNH responsible for the oversight of the diversified arbitrage segment of the Academic Strategies Portfolio are Mark L. Mitchell and Todd C. Pulvino. Their respective biographies are provided below.

Ronen Israel, MA, is a Principal of AQR. Mr. Israel joined AQR Adviser in 1999 and heads its Global Alternative Premia group, focusing on portfolio management and research. Mr. Israel earned a BS in economics and a BAS in biomedical science from the University of Pennsylvania, and an MA in mathematics from Columbia University.

Jacques A. Friedman, MS, is a Principal of AQR. Mr. Friedman joined AQR at its inception in 1998 and heads its Global Stock Selection team, overseeing research and portfolio management. He earned a BS in applied mathematics from Brown University and an MS in applied mathematics from the University of Washington.

Mark L. Mitchell, PhD, is a Principal of CNH. Dr. Mitchell cofounded CNH in 2001 and oversees research and trading related to merger and convertible arbitrage and other strategies associated with corporate events. Dr. Mitchell earned a BBA in economics from University of Louisiana at Monroe and a PhD in economics from Clemson University.

Todd C. Pulvino, PhD, AM, MS, is Principal of CNH. Dr. Pulvino cofounded CNH in 2001 and oversees research and trading related to merger and convertible arbitrage and other strategies associated with corporate events. He earned a BSc in mechanical engineering from University of Wisconsin-Madison, an MS in mechanical engineering from the California Institute of Technology, and an AM and PhD in business economics from Harvard University.

4.	The table in Part I of the SAI entitled “PORTFOLIO MANAGERS: OTHER ACCOUNTS—ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS—Other Accounts and Portfolio Ownership” is hereby revised by removing all references to Mr. Nielsen with respect to the Academic Strategies Portfolio and substituting it with the information set forth below:

AST Academic Strategies Asset Allocation Portfolio
Adviser/Subadvisers	Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
AQR Capital Management, LLC	Jacques A. Friedman, MS	44/$17.91 billion	41/$17.13 billion 30/$13.38 billion	108/$48.42 billion 32/$12.20 billion	None

B.	AST AQR Emerging Markets Equity Portfolio – Portfolio Manager Replacement

Effective immediately, Michael Katz, PhD, AM, of AQR Capital Management, LLC, will join Clifford S. Asness, PhD, MBA, John M. Liew, PhD, MBA, Jacques A. Friedman, MS, and Oktay Kurbanov, MBA, as portfolio manager for the AST AQR Emerging Markets Equity Portfolio (the Emerging Markets Equity Portfolio). Lars N. Nielsen, MSc, will no longer serve as portfolio manager.

To reflect this change, the Prospectus and SAI are hereby revised as follows, effective immediately:

1.	All references and information pertaining to Lars N. Nielsen, MSc with respect to the Emerging Markets Equity Portfolio are hereby deleted from the Prospectus and SAI.

2.	The table in the “Summary: AST AQR Emerging Markets Equity Portfolio – Management of the Portfolio” section of the AST Prospectus is hereby revised by removing all references to Mr. Nielsen with respect to the Emerging Markets Equity Portfolio and substituting it with the information set forth below:
Investment Managers	Subadvisers	Portfolio Managers	Title	Service Date
Prudential Investments LLC	AQR Capital Management, LLC	Michael Katz, PhD, AM	Principal	May 2016
AST Investment Services, Inc.

3.	The section of the AST Prospectus entitled “HOW THE TRUST IS MANAGED – PORTFOLIO MANAGERS – AST AQR Emerging Markets Equity Portfolio” is hereby revised by replacing the section with the information set forth below:

AST AQR Emerging Markets Equity Portfolio

The portfolio managers responsible for management of the Portfolio are Clifford S. Asness, John M. Liew, Jacques A. Friedman, Oktay Kurbanov, and Michael Katz.

Clifford S. Asness, PhD, MBA, is the Managing and Founding Principal of AQR. Dr. Asness cofounded AQR in 1998 and serves as its chief investment officer. He earned a BS in economics from the Wharton School and a BS in engineering from the Moore School of Electrical Engineering at the University of Pennsylvania, as well as an MBA and a PhD in finance from the University of Chicago.

John M. Liew, PhD, MBA, is a Founding Principal of AQR. Dr. Liew cofounded AQR in 1998 and heads its Global Asset Allocation team, overseeing the research, portfolio management and trading associated with that strategy. Dr. Liew earned a BA in economics, an M.B.A. and a PhD in finance from the University of Chicago.

Jacques A. Friedman, MS, is a Principal of AQR. Mr. Friedman joined AQR at its inception in 1998 and heads its Global Stock Selection team, overseeing research and portfolio management. He earned a BS in applied mathematics from Brown University and an MS in applied mathematics from the University of Washington.

Oktay Kurbanov, MBA, is a Principal of AQR. Mr. Kurbanov joined AQR at its inception in 1998 and runs the portfolio management team within the Global Asset Allocation group. He earned a BS in physics and mathematics from the University of Michigan, and an MBA from the Stern School of Business at New York University.

Michael Katz, PhD, AM, is a Principal of AQR. Dr. Katz joined AQR in 2007 and oversees research and portfolio management for macro, fixed-income and inflation-related strategies. He earned a BA in economics and a BA in Middle East history, both with honors, at Tel Aviv University, and an AM and a PhD, both in economics, from Harvard University.

4.	The table in Part I of the SAI entitled “PORTFOLIO MANAGERS: OTHER ACCOUNTS—ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS—Other Accounts and Portfolio Ownership” is hereby revised by removing all references to Mr. Nielsen with respect to the Emerging Markets Equity Portfolio and substituting it with the information set forth below:

AST AQR Emerging Markets Equity Portfolio
Adviser/Subadvisers	Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
AQR Capital Management, LLC	Michael Katz, PhD, AM	5/$2.31 billion	9/$3.22 billion 8/$2.57 billion	4/$1.96 billion 2/$545.51 million	None

C.	AST J.P. Morgan Global Thematic Portfolio and AST J.P. Morgan Strategic Opportunities Portfolio – Portfolio Manager Information

Effective immediately, Nicole Goldberger, of J.P. Morgan Investment Management, Inc., is on maternity leave and will not be involved in the day to day management of the AST J.P. Morgan Global Thematic Portfolio (the Global Thematic Portfolio) and the AST J.P. Morgan Strategic Opportunities Portfolio (the Strategic Opportunities Portfolio). During the time Ms. Goldberger is on leave, the Global Thematic Portfolio and the Strategic Opportunities Portfolio will continue to be managed by the remaining members of the portfolio management team. Ms. Goldberger is expected to return from her leave on or about June 21, 2016, at which point she will resume her role as a member of the portfolio management team for the Global Thematic Portfolio and the Strategic Opportunities Portfolio.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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